Bank Borrowings (Details) - Schedule of Carrying Values of the Company’s Pledged Assets to Secure Short-Term Borrowings - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of carrying values of the Company’s pledged assets to secure short-term borrowings [Abstract]
Pledged asset	$ 1,042,045	$ 3,586,024
Buildings, net [Member]
Schedule of carrying values of the Company’s pledged assets to secure short-term borrowings [Abstract]
Pledged asset	1,042,045	3,495,192
Land use right, net [Member]
Schedule of carrying values of the Company’s pledged assets to secure short-term borrowings [Abstract]
Pledged asset		$ 90,832